Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stockholders Equity Note [Abstract]
Stockholders' Equity
10. Stockholders’ Equity
Preferred Stock
The Company has authorized 5,000,000 shares of preferred stock, par value $0.001 per share. The Company’s Board is authorized to designate the terms and conditions of any preferred stock the Company issues without further action by the common stockholders.
Series F Preferred Stock
On March 3, 2023, the Company filed a certificate of designation (the “Certificate of Designation”) with the Secretary of State of the State of Delaware, effective as of the time of filing, designating the rights, preferences, privileges and restrictions of the Series F Preferred Stock, with the total authorization of one (1) share of Series F Preferred Stock. The Certificate of Designation provided that the share of Series F Preferred Stock would have 50,000,000 votes per share of Series F Preferred Stock and would vote together with the Company’s common stock, as a single class exclusively with respect to any proposal to amend the Company’s Charter to effect the Reverse Stock Split. On March 3, 2023, the Company entered into a subscription and investment representation agreement with Richard J. Hawkins, chairman of the board of the Company, who is an accredited investor (the “Series F Preferred Stock Purchaser”), pursuant to which the Company agreed to issue and sell one (1) share of the Company’s Series F Preferred Stock, par value $0.001 per share, to the Series F Preferred Stock Purchaser for $1,000 in cash. The sale closed on March 3, 2023.
At the Company’s 2023 annual meeting, the Series F Preferred Stock was voted, without action by the holder, on the proposal to approve the Reverse Stock Split in the same proportion as shares of common stock voted to approve the Reverse Stock Split. The Series F Preferred Stock otherwise had no voting rights except as otherwise required by the General Corporation Law of the State of Delaware.
The Series F Preferred Stock was not convertible into, or exchangeable for, shares of any other class or series of stock or other securities of the Company. The Series F Preferred Stock had no rights with respect to any distribution of assets of the Company, including upon a liquidation, bankruptcy, reorganization, merger, acquisition, sale, dissolution or winding up of the Company, whether voluntarily or involuntarily. The holder of the Series F Preferred Stock was not entitled to receive dividends of any kind.
The outstanding share of Series F Preferred Stock was redeemed in whole, automatically effective upon the approval by the Company’s stockholders of the Reverse Stock Split. Upon such redemption, the holder of the Series F Preferred Stock received consideration of $1,000 in cash.
Series B and C Preferred Stock
As of March 31, 2024, there were 938 outstanding shares of Series C Preferred Stock that can be converted into an aggregate of 27,792 shares of common stock, and 1,014 shares of Series B Convertible Preferred Stock that can be converted into an aggregate of 398 shares of common stock.
Warrants
On September 25, 2019, the Company completed an underwritten public offering. The Company issued 19,266 shares of its common stock, along with pre-funded
warrants to purchase 180,733 shares of its common stock and Series U Warrants to purchase 230,000 shares of its common stock. The Series U Warrants have a term of five years from the issuance date. In addition, the Company issued warrants to H.C. Wainwright & Co., LLC, as representatives of the underwriters, to purchase 5,000 shares of its common stock with a term of five years from the issuance date, in the form of Series U Warrants (the “Representative Warrants”). As of March 31, 2024, there were 142,733 outstanding Series U Warrants and Representative Warrants which can be exercised into an aggregate of 142,733 shares of common stock at a weighted average exercise price of $34.10 per share.
Common Stock
Lincoln Park Purchase Agreement
On August 2, 2022, the Company entered into a purchase agreement (the “2022 Purchase Agreement”) and registration rights agreement pursuant to which Lincoln Park Capital Fund (“Lincoln Park”) committed to purchase up to $50.0 million of the Company’s common stock. Under the terms and subject to the conditions of the 2022 Purchase Agreement, the Company has the right, but not the obligation, to sell to Lincoln Park, and Lincoln Park is obligated to purchase up to $50.0 million of the Company’s common stock. Such sales of common stock by the Company are subject to certain limitations, and can occur from time to time, at the Company’s sole discretion, over the
36-month
period commencing on August 17, 2022, subject to the satisfaction of certain conditions.
On May 16, 2022, the Company received stockholder approval for purposes of the Nasdaq listing rules to permit issuances of up to 57.5 million shares of the Company’s common stock (including the issuance of more than 19.99% of the Company’s common stock) to Lincoln Park, and it was pursuant to that approval that the Company entered into the 2022 Purchase Agreement.
Upon execution of the 2022 Purchase Agreement, the Company paid $0.1 million in cash as the initial commitment fee, and issued 32,846 shares as the initial commitment shares, to Lincoln Park as consideration for its irrevocable commitment to purchase shares of the Company’s common stock at its direction under the 2022 Purchase Agreement. The Company has agreed to pay an additional commitment fee, which it may elect to pay in cash and/or shares of its common stock, upon receipt of $25.0 million aggregate gross proceeds from sales of common stock to Lincoln Park under the 2022 Purchase Agreement.
On August 17, 2022, a registration statement (the “First Registration Statement”) was declared effective to cover the resale of up to 633,333 shares of the Company’s common stock comprised of (i) the 32,846 initial commitment shares, and (ii) up to 600,486 that the Company has reserved for issuance and sale to Lincoln Park under the 2022 Purchase Agreement from time to time from and after the date of the prospectus. The Company sold approximately 527,166 shares under the First Registration Statement.
On August 18, 2023, a second registration statement (the “Second Registration Statement”) was declared effective to cover the resale of up to an additional 1,500,000 shares of the Company’s common stock that the Company reserved for issuance and sale to Lincoln Park under the 2022 Purchase Agreement from time to time. The Company sold 150,000 shares under the Second Registration Statement. The Company cannot sell more shares than registered under the Second Registration Statement under the 2022 Purchase Agreement without registering additional shares.
Actual sales of shares of common stock to Lincoln Park under the 2022 Purchase Agreement depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the common stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations. The net proceeds under the 2022 Purchase Agreement to the Company depend on the frequency and prices at which the Company sells shares of its stock to Lincoln Park.
During the period from August 17, 2022 to December 31, 2022, the Company issued 266,666 shares under the 2022 Purchase Agreement for net proceeds of approximately $3.2 million. The Company issued 410,500 shares under the 2022 Purchase Agreement for net proceeds of approximately $1.0 million from January 1, 2023 to December 31, 2023. The Company did not issue any common stock under the 2022 Purchase Agreement during the three months ended March 31, 2024.
At-the-market
Issuances
On September 9, 2022, the Company entered into the September 2022 Distribution Agreement with Canaccord, pursuant to which the Company could issue and sell, from time to time, shares of its common stock having an aggregate offering price of up to $5,000,000, depending on market demand, with Canaccord acting as an agent for sales. During the period from September 9, 2022 to December 31, 2022, the Company issued 68,758 shares of its common stock under the September 2022 Distribution Agreement for net proceeds of approximately $0.6 million. From January 1, 2023 through December 31, 2023, the Company issued 1,819,993 shares under the September 2022 Distribution Agreement for net proceeds of approximately $4.3 million. The Company has reached the capacity for sales of shares under the September 2022 Distribution Agreement and the agreement has terminated.
The Company was obligated to pay Canaccord a commission of up to 3.0% of the gross proceeds from the sale of its common stock under the September 2022 Distribution Agreement. The Company also agreed to reimburse Canaccord for its reasonable documented out-of-pocket
expenses, including fees and disbursements of its counsel, in the amount of $50,000. In addition, the Company agreed to provide customary indemnification rights to Canaccord.
On January 14, 2022, the Company entered into the January 2022 Distribution Agreement with Canaccord, pursuant to which the Company could issue and sell, from time to time, shares of its common stock having an aggregate offering price of up to $5,000,000, with Canaccord acting as an agent for sales. The Company had no obligation to sell any of the Company’s shares and it could instruct Canaccord not to sell any shares if the sales could not be effected at or above the price designated by the Company from time to time and the Company could at any time suspend sales pursuant to the January 2022 Distribution Agreement. During the year ended December 31, 2023, the Company issued 460,151 shares under the January 2022 Distribution Agreement for net proceeds of approximately $4.8 million. The January 2022 Distribution Agreement has been terminated after all available registered shares were fully utilized.

Share Repurchase Program and Treasury Stock
On October 31, 2023, the Company announced that its Board has approved a share repurchase program (the “Share Repurchase Program”), with authorization to repurchase up to $500,000 of the outstanding shares of the Company’s common stock. The Company funded repurchases under the Share Repurchase Program with available cash.
During the year ended December 31, 2023, the Company purchased 78,559 of its common stock for approximately $0.1 million as treasury stock. The Company purchased 179,866 of its common shares for approximately $0.4 million as treasury stock during the three months ended March 31, 2024. As of March 31, 2024, no amount remained authorized for repurchase.

12. Stockholders’ Equity
Preferred Stock
The Company has authorized 5,000,000 shares of preferred stock, par value $0.001 per share. The Board is authorized to designate the terms and conditions of any preferred stock the Company issues without further action by the common stockholders.
Series F Preferred Stock
On March 3, 2023, the Company filed a certificate of designation (the “Certificate of Designation”) with the Secretary of State of the State of Delaware, effective as of the time of filing, designating the rights, preferences, privileges and restrictions of the Series F Preferred Stock, with the total authorization of one (1) share of Series F Preferred Stock. The Certificate of Designation provided that the share of Series F Preferred Stock will have 50,000,000 votes per share of Series F Preferred Stock and will vote together with the Company’s common stock, $0.001 par value (the “Common Stock”) as a single class exclusively with respect to any proposal to amend the Company’s Charter to effect a reverse stock split of the Common Stock (the “Reverse Stock Split”). On March 3, 2023, the Company entered into a Subscription and Investment Representation Agreement (the “Subscription Agreement”) with Richard J. Hawkins, Chairman of the Board, who is an accredited investor (the “Purchaser”), pursuant to which the Company agreed to issue and sell one (1) share of the Company’s Series F Preferred Stock, par value $0.001 per share (the “Preferred Stock”), to the Purchaser for $1,000 in cash. The sale closed on March 3, 2023.
At the Company’s annual meeting of stockholders held on April 20, 2023, the Series F Preferred Stock was voted, without action by the holder, on the proposal to approve the Reverse Stock Split in the same proportion as shares of Common Stock voted to approve the Reverse Stock Split. The Series F Preferred Stock otherwise had no voting rights except as otherwise required by the General Corporation Law of the State of Delaware.
The Series F Preferred Stock was not convertible into, or exchangeable for, shares of any other class or series of stock or other securities of the Company. The Series F Preferred Stock had no rights with respect to any distribution of assets of the Company, including upon a liquidation, bankruptcy, reorganization, merger, acquisition, sale, dissolution or winding up of the Company, whether voluntarily or involuntarily. The holder of the Series F Preferred Stock was not entitled to receive dividends of any kind.
The outstanding share of Series F Preferred Stock was redeemed in whole, automatically effective upon the approval by the Company’s stockholders of a Reverse Stock Split. Upon such redemption, the holder of the Series F Preferred Stock received consideration of $1,000 in cash.

Series B and C Preferred Stock
As of December 31, 2023, there were 938 outstanding shares of Series C Preferred Stock that can be converted into an aggregate of 27,792 shares of common stock, and 1,014 shares of Series B Convertible Preferred Stock that can be converted into an aggregate of 398 shares of common stock.
Warrants
On September 25, 2019, the Company completed an underwritten public offering. The Company issued 19,266 shares of its common stock, along with pre-funded
warrants to purchase 180,733 shares of its common stock and Series U Warrants to purchase 230,000 shares of its common stock at $75.00 per share. The Series U Warrants have a term of five years from the issuance date. In addition, the Company issued warrants to H.C. Wainwright & Co., LLC, as representatives of the underwriters, to purchase 5,000 shares of its common stock at $93.75 per share with a term of 5 years from the issuance date, in the form of Series U Warrants (the “Representative Warrants”).
As of December 31, 2023, there were 142,733 outstanding Series U Warrants which can be exercised into an aggregate of 142,733 shares of common stock at the weighted average exercise price of $34.10 per share.
Common Stock
On August 2, 2022, the Company entered into a purchase agreement (the “2022 Purchase Agreement”) and registration rights agreement pursuant to which Lincoln Park committed to purchase up to $50.0 million of the Company’s common stock. Under the terms and subject to the conditions of the 2022 Purchase Agreement, the Company has the right, but not the obligation, to sell to Lincoln Park, and Lincoln Park is obligated to purchase up to $50.0 million of the Company’s common stock. Such sales of common stock by the Company are subject to certain limitations, and can occur from time to time, at the Company’s sole discretion, over the
36-month
period commencing on August 17, 2022, subject to the satisfaction of certain conditions. Lincoln Park has no right to require the Company to sell any shares of common stock to Lincoln Park, but Lincoln Park is obligated to make purchases as the Company directs, subject to certain conditions.
On May 16, 2022, the Company received stockholder approval for purposes of the Nasdaq listing rules to permit issuances of up to 57.5 million shares of the Company’s common stock (including the issuance of more than 19.99% of the Company’s common stock) to Lincoln Park, and it was pursuant to that approval that the Company entered into the 2022 Purchase Agreement.
Upon execution of the 2022 Purchase Agreement, the Company paid $125,000 in cash as the initial commitment fee, and issued 32,846 shares as the initial commitment shares, to Lincoln Park as consideration for its irrevocable commitment to purchase shares of the Company’s common stock at its direction under the Purchase Agreement. The Company has agreed to pay an additional commitment fee, which it may elect to pay in cash and/or shares of its common stock, upon receipt of $25.0 million aggregate gross proceeds from sales of common stock to Lincoln Park under the 2022 Purchase Agreement.
On August 17, 2022, a registration statement (the “First Registration Statement”) was declared effective to cover the resale of up to 633,333 shares of the Company’s common stock comprised of (i) the 32,846 initial commitment shares, and (ii) up to 600,486 that the Company has reserved for issuance and sale to Lincoln Park under the 2022 Purchase Agreement from time to time from and after the date of the prospectus. The Company sold approximately 527,166 shares under the First Registration Statement.
On August 18, 2023, a second registration statement (the “Second Registration Statement”) was declared effective to cover the resale of up to an additional 1,500,000 shares of the Company’s common stock that the Company reserved for issuance and sale to Lincoln Park under the 2022 Purchase Agreement from time to time.

We sold 150,000 shares under the Second Registration Statement. The Company cannot sell more shares than registered under the Second Registration Statement under the 2022 Purchase Agreement without registering additional shares.
Actual sales of shares of common stock to Lincoln Park under the 2022 Purchase Agreement depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the common stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations. The net proceeds under the 2022 Purchase Agreement to the Company depend on the frequency and prices at which the Company sells shares of its stock to Lincoln Park.
During the period from August 17, 2022 to December 31, 2022, the Company issued 266,666 shares under the 2022 Purchase Agreement for net proceeds of approximately $3.2 million. The Company issued 410,500 shares under the 2022 Purchase Agreement for net proceeds of approximately $1.0 million from January 1, 2023 to December 31, 2023.
On September 30, 2020, the Company entered into a purchase agreement (the “2020 Purchase Agreement”) and registration rights agreement pursuant to which Lincoln Park committed to purchase up to $25.0 million of the Company’s common stock. Under the terms and subject to the conditions of the 2020 Purchase Agreement, the Company had the right, but not the obligation, to sell to Lincoln Park, and Lincoln Park was obligated to purchase up to $25.0 million of the Company’s common stock. Such sales of common stock by the Company were subject to certain limitations, and could occur from time to time, at the Company’s sole discretion, over the
36-month
period commencing on November 6, 2020, subject to the satisfaction of certain conditions.
During the year ended December 31, 2022, the Company issued 377,666 shares of its common stock under the 2020 Purchase Agreement for net proceeds of approximately $7.0 million. The Company no longer has any additional shares of common stock registered to sell under the 2020 Purchase Agreement and has terminated the 2020 Purchase Agreement.
At-the-market
Issuances
On September 9, 2022, the Company entered into an Equity Distribution Agreement (the “September 2022 Distribution Agreement”) with Canaccord Genuity LLC (“Canaccord”), pursuant to which the Company could issue and sell, from time to time, shares of its common stock having an aggregate offering price of up to $5,000,000, depending on market demand, with Canaccord acting as an agent for sales. During the period from September 9, 2022 to December 31, 2022, the Company issued 68,758 shares of its common stock under the September 2022 Distribution Agreement for net proceeds of approximately $0.6 million. From January 1, 2023 through December 31, 2023, the Company issued 1,819,993 shares under the September 2022 Distribution Agreement for net proceeds of approximately $4.3 million. The Company has reached the capacity for sales of shares under the September 2022 Distribution Agreement and the agreement has terminated.
The Company was obligated to pay Canaccord a commission of up to 3.0% of the gross proceeds from the sale of its common stock under the September 2022 Distribution Agreement. The Company also agreed to reimburse Canaccord for its reasonable documented out-of-pocket
expenses, including fees and disbursements of its counsel, in the amount of $50,000. In addition, the Company agreed to provide customary indemnification rights to Canaccord.
On January 14, 2022, the Company entered into an Equity Distribution Agreement (the “January 2022 Distribution Agreement”) with Canaccord, pursuant to which the Company could issue and sell, from time to time, shares of its common stock having an aggregate offering price of up to $5,000,000, with Canaccord acting as an agent for sales. The Company had no obligation to sell any of the Company’s shares and it could instruct Canaccord not to sell any shares if the sales could not be effected at or above the price designated by the Company from time to time and the Company could at any time suspend sales pursuant to the January 2022 Distribution Agreement. During the year ended December 31, 2022, the Company issued 460,151 shares under the January 2022 Distribution Agreement for net proceeds of approximately $4.8 million. The January 2022 Distribution Agreement has been terminated after all available registered shares were fully utilized.
Share Repurchase Program and Treasury Stock
On October 31, 2023, the Company announced that its Board has approved a share repurchase program (the “Share Repurchase Program”), with authorization to repurchase up to $500,000 of the outstanding shares of the Company’s common stock. The Company intends to fund any repurchases under the Share Repurchase Program with available cash. The timing and amount of any shares repurchased will be determined based on the Company’s evaluation of market conditions and other factors, including consent of the Company’s lender. Repurchases may be made from time to time on the open market through October 31, 2024.
During the year ended December 31, 2023, the Company purchased 78,559 of its common shares for approximately $126,000 as treasury stock. During the period January 1, 2024 through February 26, 2024, the Company purchased 168,015 of its common shares for approximately $340,000 as treasury stock.